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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended        DECEMBER 31, 2005
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GENERAL ATLANTIC LLC
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Address:     3 PICKWICK PLAZA
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             GREENWICH, CT 06830
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Form 13F File Number:  028-03473
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        THOMAS J. MURPHY
             ----------------------------------
Title:       CHIEF FINANCIAL OFFICER
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Phone:       (203) 629-8600
             ----------------------------------

Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy               Greenwich, CT          February 14, 2006
----------------------------    ------------------------     -----------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                ------------------

Form 13F Information Table Entry Total:                      12
                                                ------------------

Form 13F Information Table Value Total:            $  1,757,633
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                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE



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
                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  -------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ARCHIPELAGO
HOLDINGS, INC.         COM      03957A104    519,025   10,380,505    SH           SOLE                 10,380,505
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ECLIPSYS
CORPORATION            COM      278856109    146,604    7,744,556    SH           SOLE                  7,744,556
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HEWITT
ASSOCIATES INC.        COM      42822Q100    273,783    9,774,477    SH           SOLE                  9,774,477
----------------------------------------------------------------------------------------------------------------------------------
IHS INC.               COM      451734107     96,188    4,687,500    SH           SOLE                  4,687,500
----------------------------------------------------------------------------------------------------------------------------------
MEDAVANT
(formerly, ProxyMed,
Inc.)                  COM      744290305     13,730    3,381,802    SH           SOLE                  3,381,802
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NET 1 UEPS
TECHNOLOGIES INC.      COM      64107N206     98,352    3,409,091    SH           SOLE                  3,409,091
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PATNI COMPUTER        SPONS
SYSTEMS                ADR      703248203    233,676   10,080,933    SH           SOLE                 10,080,933
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POWERDSINE LTD         COM      M41415106     32,855    4,782,387    SH           SOLE                  4,782,387
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S1 CORPORATION         COM      78463B101     11,828    2,719,119    SH           SOLE                  2,719,119
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SRA
INTERNATIONAL, INC.    COM      78464R105     29,785      975,290    SH           SOLE                    975,290
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SSA GLOBAL
TECHNOLOGIES           COM      78465P108    287,128   15,784,943    SH           SOLE                 15,784,943
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VIMICRO INTL CORP.     ADR      92718N109     14,679    1,500,934    SH           SOLE                  1,500,934
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



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